Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Strategic Trust
Entity Central Index Key	0001454889
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Schwab International Dividend Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab International Dividend Equity ETF
Class Name	Schwab International Dividend Equity ETF
Trading Symbol	SCHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Dividend Equity ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 22.94% (for an explanation of NAV return, please refer to footnote 2 on the following page). The MSCI EAFE® Index (Net)[1], which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 21.62%. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net)[1] which returned 22.79% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■ Australian securities, including BHP Group Ltd.
■ French securities
Top detractors from total return:
■ Indian securities, including Infosys Ltd.
■ Indonesian securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (April 29, 2021 - August 31, 2026)[1,2,3,4]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*
Inception (04/29/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net). The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab International Dividend Equity ETF (04/29/2021)[1,2,3]	22.94%	9.06%	9.35%
MSCI EAFE® Index (Net)[4,5]	21.62%	9.35%	9.47%
Dow Jones International Dividend 100 Index (Net)[4]	22.79%	9.03%	9.32%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*
Inception (04/29/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net). The fund does not seek to track the regulatory index.

Performance Inception Date	Apr. 29, 2021
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 2,613,000,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,564,195
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,613
Number of Holdings (excludes derivatives)	103
Portfolio Turnover Rate (excludes in-kind transactions)	29%
Advisory Fees Paid by the Fund	$1,564,195
Weighted Average Market Cap (millions)	$94,273
Price/Earnings Ratio (P/E)	15.2
Price/Book Ratio (P/B)	2.7
Foreign Tax Paid and Passed Through	$7,080,287
Gross Income from Foreign Sources	$93,641,251
Qualified Dividend Income	$66,699,231

Holdings [Text Block]
Sector Weightings % of Investments[1]
Top Equity Holdings % of Net Assets
Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which wa
s dev
eloped by and is the e
xclu
sive property of M
SC
I Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed fo
r use
by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab International Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab International Equity ETF
Class Name	Schwab International Equity ETF
Trading Symbol	SCHF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Equity ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 28.65% (for an explanation of NAV return, please refer to footnote 2 on the following page). The MSCI EAFE® Index (Net)[1], which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 21.62%. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net)[1] which returned 28.50% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■ South Korean securities, including Samsung Electronics Co. Ltd.
■ Japanese securities
Over the reporting period, no markets detracted from the return of the fund. However, the smallest contributors to total return were:
■ Securities from the United States, including Sunbelt Rentals Holdings, Inc.
■ Securities from New Zealand

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2,3,4]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net). The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/03/2009)[1,2,3]	28.65%	10.53%	10.37%
MSCI EAFE® Index (Net)[4,5]	21.62%	9.35%	9.54%
FTSE Developed ex US Index (Net)[4]	28.50%	10.35%	10.22%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net). The fund does not seek to track the regulatory index.

Performance Inception Date	Nov. 03, 2009
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 69,684,000,000
Holdings Count | Holding	1,476
Advisory Fees Paid, Amount	$ 17,786,344
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$69,684
Number of Holdings (excludes derivatives)	1,476
Portfolio Turnover Rate (excludes in-kind transactions)	4%
Advisory Fees Paid by the Fund	$17,786,344
Weighted Average Market Cap (millions)	$163,241
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	2.3
Foreign Tax Paid and Passed Through	$123,166,051
Gross Income from Foreign Sources	$1,640,946,842
Qualified Dividend Income	$1,539,917,697

Holdings [Text Block]
Sector Weightings % of Investments[1]

Top Equity Holdings % of Net Assets
Country Weightings % of Investments
1
Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive prope
rty of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab International Small-Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab International Small-Cap Equity ETF
Class Name	Schwab International Small-Cap Equity ETF
Trading Symbol	SCHC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Small-Cap Equity ETF	$9	0.08% *
*
Effective June 11, 2026, the advisory fee of the fund was reduced from 0.08% to 0.06%. The amount shown is the aggregate advisory fee paid during the period.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 20.33% (for an explanation of NAV return, please refer to footnote 2 on the following page). The MSCI EAFE® Index (Net)[1], which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 21.62%. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net)[1] which returned 20.03% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Canadian securities, including Celestica, Inc.
■

Japanese securities
Top detractors from total return:
■

Securities from Hong Kong, including Guotai Junan International Holdings Ltd.
■

Securities from the United States
Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2,3,4]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap
Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net). The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Small-Cap Equity ETF (01/14/2010) 1,2,3	20.33%	6.66%	8.50%
MSCI EAFE® Index (Net) 4,5	21.62%	9.35%	9.54%
FTSE Developed Small Cap ex US Liquid Index (Net) 4	20.03%	6.48%	8.33%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap
Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net). The fund does not seek to track the regulatory index.

Performance Inception Date	Jan. 14, 2010
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 5,771,000,000
Holdings Count | Holding	2,182
Advisory Fees Paid, Amount	$ 3,945,680
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$5,771
Number of Holdings (excludes derivatives)	2,182
Portfolio Turnover Rate (excludes in-kind transactions)	26%
Advisory Fees Paid by the Fund	$3,945,680
Weighted Average Market Cap (millions)	$3,512
Price/Earnings Ratio (P/E)	15.2
Price/Book Ratio (P/B)	1.6
Foreign Tax Paid and Passed Through	$11,730,854
Gross Income from Foreign Sources	$157,275,588
Qualified Dividend Income	$123,543,360

Holdings [Text Block]
Sector Weightings % of Investments[1]
Top Equity Holdings % of Net Assets
Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark o
f M
SCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s prospectus at www.schwabassetmanagement.com/prospectus or upon request by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
■ Effective June 11, 2026, the management fee of the fund was reduced from 0.08% to 0.06%.

Material Fund Change Expenses [Text Block]	Effective June 11, 2026, the management fee of the fund was reduced from 0.08% to 0.06%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s prospectus at www.schwabassetmanagement.com/prospectus or upon request by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Emerging Markets Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab Emerging Markets Equity ETF
Class Name	Schwab Emerging Markets Equity ETF
Trading Symbol	SCHE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Emerging Markets Equity ETF	$8	0.07% *
*
Effective June 11, 2026, the advisory fee of the fund was reduced from 0.07% to 0.06%. The amount shown is the aggregate advisory fee paid during the period.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 22.32% (for an explanation of NAV return, please refer to footnote 2 on the following page). The MSCI Emerging Markets Index (Net)[1], which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 39.25%. The fund generally invests in securities that are included in the FTSE Emerging Index (Net)[1] which returned 22.05% during the same period.
Top contributors to total return:
■

Taiwanese securities, including Taiwan Semiconductor Manufacturing Co. Ltd.
■

Brazilian securities
Top detractors from total return:
■

Chinese securities, including Tencent Holdings Ltd.
■

Indian securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2,3,4]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity
ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Emerging Index (Net). The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (01/14/2010)[1,2,3]	22.32%	6.33%	8.11%
MSCI Emerging Markets Index (Net)[4,5]	39.25%	8.18%	9.29%
FTSE Emerging Index (Net)[4]	22.05%	6.53%	8.31%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity
ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Emerging Index (Net). The fund does not seek to track the regulatory index.

Performance Inception Date	Jan. 14, 2010
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 13,003,000,000
Holdings Count | Holding	2,193
Advisory Fees Paid, Amount	$ 8,082,708
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$13,003
Number of Holdings (excludes derivatives)	2,193
Portfolio Turnover Rate (excludes in-kind transactions)	4%
Advisory Fees Paid by the Fund	$8,082,708
Weighted Average Market Cap (millions)	$406,921
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	2.5
Foreign Tax Paid and Passed Through	$37,741,794
Gross Income from Foreign Sources	$301,773,579
Qualified Dividend Income	$136,504,882

Holdings [Text Block]
Sector Weightings % of Investments[1]
Top Equity Holdings % of Net Assets
Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s prospectus at www.schwabassetmanagement.com/prospectus or upon request by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
■ Effective June 11, 2026, the management fee of the fund was reduced from 0.07% to 0.06%.

Material Fund Change Expenses [Text Block]	Effective June 11, 2026, the management fee of the fund was reduced from 0.07% to 0.06%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s prospectus at www.schwabassetmanagement.com/prospectus or upon request by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab U.S. Broad Market ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Broad Market ETF
Class Name	Schwab U.S. Broad Market ETF
Trading Symbol	SCHB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Broad Market ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 20.14% (for an explanation of NAV return, please refer to footnote 2 on the following page). The Dow Jones U.S. Broad Stock Market Index returned 20.15% during the same period. Differences between the return of the fund and the return of the Dow Jones U.S. Broad Stock Market Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■ Utilities sector securities, including Vistra Corp. (which detracted from the total return of the fund)
■ Real estate sector securities
Top contributors to total return:
■ Information technology sector securities, including Apple, Inc.
■ Health care sector securities

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2]

All total returns on this page
assume
dividends and distributions were reinvested. Index figures do not include
trading and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/03/2009)[1,2]	20.14%	11.75%	14.81%
Dow Jones U.S. Broad Stock Market Index	20.15%	11.76%	14.82%

All total returns on this page
assume
dividends and distributions were reinvested. Index figures do not include
trading and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.

Performance Inception Date	Nov. 03, 2009
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 44,620,000,000
Holdings Count | Holding	2,380
Advisory Fees Paid, Amount	$ 11,899,198
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$44,620
Number of Holdings (excludes derivatives)	2,380
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$11,899,198
Weighted Average Market Cap (millions)	$1,421,927
Price/Earnings Ratio (P/E)	24.7
Price/Book Ratio (P/B)	5.1
Dividends Received Deduction	90.74%
Qualified Dividend Income	$411,867,930
Qualified Business Income Deduction (199A)	$25,830,845

Holdings [Text Block]
Sector Weightings % of Investments[1]
Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab 1000 Index ETF
Shareholder Report [Line Items]
Fund Name	Schwab 1000 Index® ETF
Class Name	Schwab 1000 Index® ETF
Trading Symbol	SCHK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1000 Index ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 20.03% (for an explanation of NAV return, please refer to footnote 2 on the following page). The Russell 1000® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 19.77%. The fund generally invests in securities that are included in the Schwab 1000 Index® which returned 20.08% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Schwab 1000 Index® may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Utilities sector securities, including Vistra Corp. (which detracted from the total return of the fund)
■

Real estate sector securities
Top contributors to total return:
■

Information technology sector securities, including Apple, Inc.
■

Health care sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 11, 2017 - August 31, 2026)[1,2]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (10/11/2017) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/2017)[1,2]	20.03%	12.02%	14.66%
Russell 1000® Index[3]	19.77%	12.10%	14.77%
Schwab 1000 Index®	20.08%	12.06%	14.71%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (10/11/2017) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 11, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 5,860,000,000
Holdings Count | Holding	981
Advisory Fees Paid, Amount	$ 1,530,629
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$5,860
Number of Holdings (excludes derivatives)	981
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$1,530,629
Weighted Average Market Cap (millions)	$1,476,960
Price/Earnings Ratio (P/E)	25.0
Price/Book Ratio (P/B)	5.3
Dividends Received Deduction	91.58%
Qualified Dividend Income	$53,067,617
Qualified Business Income Deduction (199A)	$2,873,363

Holdings [Text Block]
Sector Weightings % of Investments[1]
Top Equity Holdings % of Net Assets
Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Amount is less than 0.05%.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Large-Cap ETF
Class Name	Schwab U.S. Large-Cap ETF
Trading Symbol	SCHX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 19.74% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 20.38%. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index which returned 19.74% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■ Information technology sector securities, including Apple, Inc.
■ Health care sector securities
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■ Utilities sector securities, including Vistra Corp. (which detracted from the total return of the fund)
■ Real estate sector securities

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/03/2009)[1,2]	19.74%	12.16%	15.22%
S&P 500® Index[3]	20.38%	12.79%	15.37%
Dow Jones U.S. Large-Cap Total Stock Market Index	19.74%	12.17%	15.24%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Nov. 03, 2009
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 74,137,000,000
Holdings Count | Holding	748
Advisory Fees Paid, Amount	$ 19,709,093
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$74,137
Number of Holdings (excludes derivatives)	748
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$19,709,093
Weighted Average Market Cap (millions)	$1,517,731
Price/Earnings Ratio (P/E)	25.1
Price/Book Ratio (P/B)	5.4
Dividends Received Deduction	91.96%
Qualified Dividend Income	$683,653,674
Qualified Business Income Deduction (199A)	$35,424,766

Holdings [Text Block]
Sector Weightings % of Investments[1]

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Large-Cap Growth ETF
Class Name	Schwab U.S. Large-Cap Growth ETF
Trading Symbol	SCHG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Growth ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 17.33% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 20.38%. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index which returned 17.36% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■ Financials sector securities, including S&P Global, Inc.
■ Utilities sector securities
Top contributors to total return:
■ Information technology sector securities, including Apple, Inc.
■ Health care sector securities

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2]

All total returns on this page assume dividends and distributions were reinvested. Index figures
do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index
is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/2009)[1,2]	17.33%	13.26%	18.66%
S&P 500® Index[3]	20.38%	12.79%	15.37%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	17.36%	13.29%	18.70%
All total returns on this page assume dividends and distributions were reinvested. Index figures
do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index
is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Dec. 11, 2009
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 63,049,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 21,628,308
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$63,049
Number of Holdings (excludes derivatives)	193
Portfolio Turnover Rate (excludes in-kind transactions)	17%
Advisory Fees Paid by the Fund	$21,628,308
Weighted Average Market Cap (millions)	$1,999,126
Price/Earnings Ratio (P/E)	30.5
Price/Book Ratio (P/B)	9.3
Dividends Received Deduction	100.00%
Qualified Dividend Income	$217,088,505

Holdings [Text Block]
Sector Weightings % of Investments[1]
Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Large-Cap Value ETF
Class Name	Schwab U.S. Large-Cap Value ETF
Trading Symbol	SCHV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Value ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ending August 31, 2026, the fund’s NAV return was 22.48% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 20.38%. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index which returned 22.53% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Consumer discretionary sector securities, including Home Depot, Inc.
■

Communication services sector securities
Top contributors to total return:
■

Information technology sector securities, including Micron Technology, Inc.
■

Health care sector securities

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is
a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/2009)[1,2]	22.48%	10.42%	11.29%
S&P 500® Index[3]	20.38%	12.79%	15.37%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	22.53%	10.46%	11.33%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is
a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Dec. 11, 2009
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 15,661,000,000
Holdings Count | Holding	556
Advisory Fees Paid, Amount	$ 5,920,121
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$15,661
Number of Holdings (excludes derivatives)	556
Portfolio Turnover Rate (excludes in-kind transactions)	9%
Advisory Fees Paid by the Fund	$5,920,121
Weighted Average Market Cap (millions)	$274,693
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	3.6
Dividends Received Deduction	89.46%
Qualified Dividend Income	$267,323,306
Qualified Business Income Deduction (199A)	$17,960,589

Holdings [Text Block]
Sector Weightings % of Investments[1]
Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab U.S. Mid-Cap ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Mid-Cap ETF
Class Name	Schwab U.S. Mid-Cap ETF
Trading Symbol	SCHM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Mid-Cap ETF	$4	0.04% *
*
Effective June 11, 2026, the advisory fee of the fund was reduced from 0.04% to 0.03%. The amount shown is the aggregate advisory fee paid during the period.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%	[3]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 22.11% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 20.38%. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index which returned 22.08% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■ Information technology sector securities, including Sandisk Corp.
■ Health care sector securities
Top detractors from total return:
■ Consumer discretionary sector securities, including Class A holdings of Duolingo, Inc.
■ Consumer staples sector securities

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Mid-Cap ETF (01/13/2011)[1,2]	22.11%	7.52%	10.96%
S&P 500® Index[3]	20.38%	12.79%	15.37%
Dow Jones U.S. Mid-Cap Total Stock Market Index	22.08%	7.51%	10.98%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Jan. 13, 2011
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 14,878,000,000
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 5,013,386
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$14,878
Number of Holdings (excludes derivatives)	492
Portfolio Turnover Rate (excludes in-kind transactions)	18%
Advisory Fees Paid by the Fund	$5,013,386
Weighted Average Market Cap (millions)	$26,260
Price/Earnings Ratio (P/E)	20.9
Price/Book Ratio (P/B)	3.0
Dividends Received Deduction	63.98%
Qualified Dividend Income	$121,208,041
Qualified Business Income Deduction (199A)	$33,716,523

Holdings [Text Block]
Sector Weightings % of Investments[1]

Top Equity Holdings % of Net Assets
Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s prospectus at www.schwabassetmanagement.com/prospectus or upon request by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
■ Effective June 11, 2026, the management fee of the fund was reduced from 0.04% to 0.03%.

Material Fund Change Expenses [Text Block]	Effective June 11, 2026, the management fee of the fund was reduced from 0.04% to 0.03%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s prospectus at www.schwabassetmanagement.com/prospectus or upon request by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab U.S. Small-Cap ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Small-Cap ETF
Class Name	Schwab U.S. Small-Cap ETF
Trading Symbol	SCHA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Small-Cap ETF	$5	0.04% *
*
Effective June 11, 2026, the advisory fee of the fund was reduced from 0.04% to 0.03%. The amount shown is the aggregate advisory fee paid during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%	[4]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 26.52% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 20.38%. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index which returned 26.43% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■ Information technology sector securities, including Sandisk Corp.
■ Health care sector securities
Top detractors from total return:
■ Consumer discretionary sector stocks, including Class A holdings of Chewy, Inc.
■ Consumer staples sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/03/2009)[1,2]	26.52%	7.16%	10.58%
S&P 500® Index[3]	20.38%	12.79%	15.37%
Dow Jones U.S. Small-Cap Total Stock Market Index	26.43%	7.09%	10.53%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Nov. 03, 2009
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 22,646,000,000
Holdings Count | Holding	1,706
Advisory Fees Paid, Amount	$ 7,787,549
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$22,646
Number of Holdings (excludes derivatives)	1,706
Portfolio Turnover Rate (excludes in-kind transactions)	14%
Advisory Fees Paid by the Fund	$7,787,549
Weighted Average Market Cap (millions)	$18,558
Price/Earnings Ratio (P/E)	18.9
Price/Book Ratio (P/B)	2.5
Dividends Received Deduction	76.55%
Qualified Dividend Income	$189,484,979
Qualified Business Income Deduction (199A)	$36,726,155

Holdings [Text Block]
Sector Weightings % of Investments[1]

Top Equity Holdings % of Net Assets
Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s prospectus at www.schwabassetmanagement.com/prospectus or upon request by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
■ Effective June 11, 2026, the management fee of the fund was reduced from 0.04% to 0.03%.

Material Fund Change Expenses [Text Block]	Effective June 11, 2026, the management fee of the fund was reduced from 0.04% to 0.03%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s prospectus at www.schwabassetmanagement.com/prospectus or upon request by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab U.S. Dividend Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Dividend Equity ETF
Class Name	Schwab U.S. Dividend Equity ETF
Trading Symbol	SCHD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Dividend Equity ETF	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 29.45% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 20.38%. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100TM Index which returned 29.57% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones U.S. Dividend 100TM Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■ Consumer discretionary sector securities, including Home Depot, Inc.
■ Utilities sector securities
Top contributors to total return:
■ Health care sector securities, including Merck & Co., Inc.
■ Energy sector securities

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100
TM
Index is a product of S&P
Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab
U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow
Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100™ Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Dividend Equity ETF (10/20/2011)[1,2]	29.45%	10.01%	13.17%
S&P 500® Index[3]	20.38%	12.79%	15.37%
Dow Jones U.S. Dividend 100TM Index	29.57%	10.09%	13.26%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100
TM
Index is a product of S&P
Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab
U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow
Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100™ Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 20, 2011
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 112,384,000,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 50,454,583
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$112,384
Number of Holdings (excludes derivatives)	99
Portfolio Turnover Rate (excludes in-kind transactions)	40%
Advisory Fees Paid by the Fund	$50,454,583
Weighted Average Market Cap (millions)	$180,686
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	3.9
Dividends Received Deduction	96.61%
Qualified Dividend Income	$2,864,348,770

Holdings [Text Block]
Sector Weightings % of Investments[1]

Top Equity Holdings % of Net Assets
Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Mortgage-Backed Securities ETF
Shareholder Report [Line Items]
Fund Name	Schwab Mortgage-Backed Securities ETF
Class Name	Schwab Mortgage-Backed Securities ETF
Trading Symbol	SMBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Mortgage-Backed Securities ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 3.03% (for an explanation of NAV return, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.89%. The fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index which returned 3.12%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Bloomberg US MBS Float Adjusted Total Return Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■ Negative price returns detracted from the total return of the fund, albeit to a smaller degree than coupon income generated by the fund’s holdings and, to a more limited extent, paydown (return of principal from the underlying mortgages to the mortgage-backed securities investors) contributed to the total return of the fund
■ The fund held positions in TBAs, or “to-be-announced” securities, which are mortgage-backed bonds that settle on a forward date. The fund’s average month-end position in these securities was 0.3%, with a minimum exposure of 0.0% and maximum exposure of 0.4% over the period.
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (November 19, 2024 - August 31, 2026)[1,2]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Bloomberg
®
and Bloomberg US MBS Float Adjusted Total Return Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Mortgage-Backed Securities ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Mortgage-Backed Securities ETF.
*
Inception (11/19/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Mortgage-Backed Securities ETF (11/19/2024)[1,2]	3.03%	4.79%
Bloomberg US Aggregate Bond Index[3]	1.89%	3.73%
Bloomberg US MBS Float Adjusted Total Return Index	3.12%	4.86%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Bloomberg
®
and Bloomberg US MBS Float Adjusted Total Return Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Mortgage-Backed Securities ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Mortgage-Backed Securities ETF.
*
Inception (11/19/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Nov. 19, 2024
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 6,584,000,000
Holdings Count | Holding	4,342
Advisory Fees Paid, Amount	$ 1,824,474
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$6,584
Number of Holdings	4,342
Portfolio Turnover Rate (excludes in-kind transactions)	21%
Advisory Fees Paid by the Fund	$1,824,474
Weighted Average Maturity (Source: Aladdin)	7.2 Yrs
Weighted Average Duration (Source: Aladdin)	5.4 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	99.98%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments
Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab High Yield Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab High Yield Bond ETF
Class Name	Schwab High Yield Bond ETF
Trading Symbol	SCYB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab High Yield Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 4.89% (for an explanation of NAV return, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.89%. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index which returned 4.77%. The fund does not seek to track the regulatory index.
■ Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, albeit to a smaller degree

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (July 11, 2023 - August 31, 2026)[1,2]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates and “BofA
®
” is a registered trademark of Bank of America Corporation licensed by Bank of America
Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA US Cash Pay
High Yield Constrained Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab High Yield
Bond ETF. The Schwab High Yield Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its
Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab High Yield Bond ETF.
*
Inception (07/11/2023) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab High Yield Bond ETF (07/11/2023)[1,2]	4.89%	8.55%
Bloomberg US Aggregate Bond Index[3]	1.89%	3.98%
ICE BofA US Cash Pay High Yield Constrained Index	4.77%	8.72%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates and “BofA
®
” is a registered trademark of Bank of America Corporation licensed by Bank of America
Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA US Cash Pay
High Yield Constrained Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab High Yield
Bond ETF. The Schwab High Yield Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its
Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab High Yield Bond ETF.
*
Inception (07/11/2023) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Jul. 11, 2023
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 2,863,000,000
Holdings Count | Holding	1,837
Advisory Fees Paid, Amount	$ 675,636
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,863
Number of Holdings	1,837
Portfolio Turnover Rate (excludes in-kind transactions)	23%
Advisory Fees Paid by the Fund	$675,636
Weighted Average Maturity (Source: Aladdin)	3.8 Yrs
Weighted Average Duration (Source: Aladdin)	3.0 Yrs
Qualified Interest Income	80.43%
Business Interest Deduction (163j)	96.28%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
3
Excludes short-term investments.
4
Less than 0.05%.

Credit Quality Explanation [Text Block]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.

[1]	Effective June 11, 2026, the advisory fee of the fund was reduced from 0.08% to 0.06%. The amount shown is the aggregate advisory fee paid during the period.
[2]	Effective June 11, 2026, the advisory fee of the fund was reduced from 0.07% to 0.06%. The amount shown is the aggregate advisory fee paid during the period.
[3]	Effective June 11, 2026, the advisory fee of the fund was reduced from 0.04% to 0.03%. The amount shown is the aggregate advisory fee paid during the period.
[4]	Effective June 11, 2026, the advisory fee of the fund was reduced from 0.04% to 0.03%. The amount shown is the aggregate advisory fee paid during the period.